ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

December __, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: ALPS Series Trust

File No. 811-22747

Preliminary Proxy Statement on Schedule 14A

To Whom It May Concern:

On behalf of ALPS Series Trust (the “Trust”), attached hereto for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “1934 Act”) are the definitive proxy statement, form of proxy and other soliciting materials (the “Proxy Materials”) relating to an a special meeting of the shareholders of the Trust to be held on February 13, 2018. The Trust estimates that copies of the preliminary Proxy Materials will be released to shareholders of the Trust on or around December 26, 2018

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, at (303) 892-7381.

Sincerely,

/s/ Richard C. Noyes

Richard C. Noyes

Secretary

ALPS Series Trust

Enclosure

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP